Additional Financial Information - Summary of the Receivables Transferred Under the Pooled Monetization Agreement (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivables Transferred Under Agreement [Line Items]
Receivables Repurchased during the Period	$ 46.0	$ 27.4	$ 25.5